Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) profit	$ (5,491,654)	$ (3,142,255)	$ 60,077
Adjustments for:
Depreciation	4,981,259	4,979,274	5,246,912
Amortization of intangible assets	51,383	54,745	43,129
Interest income			(8,728)
Stock-based compensation		100,936
Finance costs	909,093	650,492	515,846
Increase in deferred tax assets	(732,868)	(30,135)	55,545
Recovery of doubtful accounts, net		(2,872)	(19,554)
Increase in provision for withholding tax receivables	190,038	1,012,543
Write off of withholding tax receivables		710,219
Loss/(Gain) from fixed assets disposal	4,438	(431)	(27,504)
Changes in operating assets and liabilities:
(Increase)/Decrease in trade and other receivables	(26,740)	389,320	858,205
(Increase)/Decrease in other current assets	236,234	123,764	122,371
(Increase)/Decrease in inventories	(967,994)	(484,745)
Decrease/(Increase) in amount due from related parties	352,432	(373,003)	(12,930)
(Increase)/Decrease on other non-current assets	(58,431)	162,998	(196,184)
(Decrease) in trade and other payables	(437,086)	(561,769)	(446,040)
(Increase)/Decrease in other current liabilities	1,944,617	(670,072)	(177,789)
Increase in income tax payables		272,972
(Decrease)/increase in amount due to related parties	(361,815)	529,489	(381,737)
Decrease in withholding taxes receivable	88,353	799,606	(960,497)
Decrease in provision for employee benefits	297,905	386,425	321,489
Net cash inflows from operating activities	979,164	4,907,501	4,992,611
Cash flows from investing activities
Payment for property, plant and equipment	(5,235,480)	(1,405,190)	(433,513)
Proceeds from disposal of property, plant and equipment			29,164
Payment for intangible assets	(13,235)	(26,316)	(47,163)
Cash acquired from acquisition of Handshake	24,276
Net cash (outflows) from investing activities	(5,224,439)	(1,431,506)	(451,512)
Cash flows from financing activities
Proceeds from issues of shares	13,244,329
Proceeds from borrowings	1,563,444	7,363,163	3,122,656
Repayment of borrowings	(1,334,930)	(5,371,766)	(1,072,216)
Interest paid	(926,203)	(248,047)	(260,179)
Lease payments	(1,893,328)	(2,876,314)	(3,519,282)
Net cash inflows (outflows) from financing activities	10,653,312	(1,132,964)	(1,729,021)
Effect of exchange rate changes on cash	(684,136)	99,158	(585,922)
Net increase in cash and cash equivalents, and restricted cash	5,723,901	2,442,189	2,226,156
Cash and cash equivalents, and restricted cash at beginning of year	10,129,910	7,687,721	5,461,565
Cash and cash equivalents, and restricted cash at end of year	15,853,811	10,129,910	7,687,721
Non-cash investing and financing activities
Leasehold improvements through finance leases			$ 62,295